Investments in associates (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) share	Dec. 31, 2022 CAD ($)
Disclosure of associates [line items]
Impairment of an investment in an associate	$ 64,771	$ 2,361
Osisko Development Corp [Member]
Disclosure of associates [line items]
Impairment of an investment in an associate	$ 64,500
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The Company estimated the recoverable amount of its investment at $115.7 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input.
Shares held in associates | share	33,333,366
Proportion of ownership interest in associate	39.60%	44.10%
Osisko Development Corp [Member] | Cariboo Gold [Member]
Disclosure of associates [line items]
NSR royalty percentage	5.00%
Osisko Development Corp [Member] | San Antonio gold project [Member]
Disclosure of associates [line items]
NSR royalty percentage	15.00%
Osisko Development Corp [Member] | Tintic property [Member]
Disclosure of associates [line items]
NSR royalty percentage	2.50%